Other Non-current Payables and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other non-current payables and liabilities [abstract]
Other Non-current payables and liabilities
19. Other non-current payables and
liabilities
Other non-current payables as of June 30, 2024 and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Long-term Accounts Payable (*)	9,176,992	7,838,339
(Present Value Discount)	—	—

Total	9,176,992	7,838,339

(*)
As of June 30, 2024 and December 31, 2023, the balance of long-term accounts payable entirely consists of professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring.

Other non-current liabilities as of June 30, 2024 and December 31, 2023, are as follows:

(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Long-term Leasehold Deposits Received	—	—

Total	—	—

19. Other
Non-current
payables and liabilities
Other
non-current
payables as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Accounts Payable (*)	7,838,339	32,062
(Present Value Discount)	—	(236)

Total	7,838,339	31,826

(*)	As of December 31, 2023, the balance of long-term accounts payable entirely consists of professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring.
Other
non-current
liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Leasehold Deposits Received	—	69,836

Total	—	69,836